     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        AUGUST 9, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
         AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 8, 2003
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2002
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                        [_] is a restatement
                        [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Staro Asset Management, L.L.C.
Address:      3600 South Lake Drive
              St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Colin M. Lancaster
Title:        General Counsel
Phone:        (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster          St. Francis, Wisconsin        December 5, 2003
----------------------------   --------------------------     ------------------
        (Signature)                   (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          16

Form 13F Information Table Value Total:     $79,735
                                             -----------------
                                                 (thousands)

List of Other Included Managers:            None

--------------------------------------------------------------------------------------------------------------------------
                                                              FORM 13F
                                                          INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
        Column1:              Column2: Column3:    Column4:       Column5:             Column6:  Column7:     Column8:
                                                             ------------------------
        Name of               Title of  CUSIP                Shares or  Shares/  Put/ Investment  Other   Voting Authority
                                                                                                          ----------------
         Issuer                Class    Number      Value    Principal Prn. Amt. Call Discretion Managers Sole Shared None
                                                   (X$1000)   Amount
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                      Common  001957109      $9,330   872,000    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                      Option  001957959       -$392     2,995            Put    Sole              X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Canada Inc                Common  00207Q202     $33,624 1,057,700    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
American Water Works Co Inc    Common  030411102      $2,593    60,000    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Dreyer's Grand Ice Cream Inc   Option  261878952          $0       260            Put    Sole              X
------------------------------------------------------------------------------------------------------------------------------------
General Motors                 Common  370442832      $2,179   209,500    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Gucci Group NV                 Option  401566954      $1,892       200            Put    Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Group PLC    Common  47508W107      $1,729    54,900    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp                     Common  540424108      $1,581    29,440    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
MIPS Technologies Inc          Common  604567206        $212    38,000    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Nortek Inc                     Common  656559101      $6,991   155,000    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Pepsi-Gemex SA de CV           Common  713435105        $246    24,880    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc          Common  718154107      $3,931    90,000    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices Inc           Common  749941100        $267    35,000    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
TRW Inc                        Common  872649108      $5,328    93,800    SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
TRW Inc                        Option  872649908     $10,224     1,800           Call    Sole              X
------------------------------------------------------------------------------------------------------------------------------------

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